Debt (Details) - USD ($) $ in Thousands		1 Months Ended										12 Months Ended
	Aug. 27, 2021	Sep. 27, 2022	Sep. 30, 2021	Jun. 30, 2021	Jan. 31, 2021	Aug. 31, 2020	Jul. 31, 2020	Apr. 30, 2020	Jan. 31, 2019	Sep. 30, 2018	Mar. 31, 2018	Dec. 31, 2021	Dec. 31, 2020	Sep. 22, 2021	Apr. 30, 2018	Aug. 31, 2016
Debt (Details) [Line Items]
Total interest rate											14.00%
Borrowed credit facilities											$ 22,000
Credit facility outstanding amount						$ 11,500			$ 11,000
Bank loan interest							6.75%
Loan interest rate								12.00%
Maturity date								May 01, 2023
Aggregate principal amount							$ 20,000
Repaid the original principal balance	$ 5,000
Principal balance												$ 24,028
Term loan							$ 5,000
Line of credit facility, description							The revolving line bears interest at the greater of (i) Wall Street Journal Prime Rate plus 2.25% and (ii) 6.50%. As of December 31, 2021, the revolving line interest rate was 6.5%. The revolving line matures on May 1, 2022. The term loan bears interest at the greater of (i) Wall Street Journal Prime Rate plus 3.25% and (ii) 7.50%. As of December 31, 2021, the term loan interest rate was 7.5%. Interest only on the term loan was payable until September 1, 2021, and thereafter outstanding principal is payable in thirty-nine equal instalments through the facility maturity date of May 1, 2024.
Warrants received (in Shares)							12,792
Company sold to a third-party lender													$ 10,000
Third-party lender percentage													3.00%
Third-party lenders, description					In January 2021, the Company sold to third-party lenders $36,750 of 3% subordinated convertible notes as part of the same series of notes issued in December 2020 maturing on July 31, 2021 (collectively, the “Subordinated Convertible Notes”), the proceeds of which were used to conduct its business.
Total shares (in Shares)														10,068,133
Convertible notes														$ 92,627
Credit and security agreement																$ 50,000
Borrowings under the agreement																$ 500,000
Granted warrants percentage												2.50%
Warrants outstanding (in Shares)												255,402
Finance receivables												$ 61,732
Debt maturities principal												35,000
Debt maturities principal												8,333
Debt maturities principal												695
Debt maturities principal												146,000
Minimum [Member]
Debt (Details) [Line Items]
Total credit facility															$ 20,000
Maximum [Member]
Debt (Details) [Line Items]
Total credit facility											$ 27,000
Paycheck Protection Program [Member]
Debt (Details) [Line Items]
Borrowings under the agreement								$ 3,207
Outstanding balance of the PPP loan				$ 3,207
ROAR 1 SPV Finance LLC [Member]
Debt (Details) [Line Items]
Credit agreement			$ 100,000
Maximum borrowings under the agreement			$ 200,000
Bears interest rate			12.50%
Maturity date			2025-03
Outstanding principal balance												78,000
ROAR 2 SPV Finance LLC [Member]
Debt (Details) [Line Items]
Credit agreement												125,000
Maximum borrowings under the agreement												$ 300,000
Bears interest rate												12.50%
Maturity date												2025-12
Outstanding principal balance												$ 68,000
Finance receivables												48,145
6.75% Bank Loan [Member]
Debt (Details) [Line Items]
Bank loan interest		6.75%								6.75%			6.75%
Bank loan										$ 20,000
Second Lien Loan [Member]
Debt (Details) [Line Items]
Initial principal balance								$ 5,000
Lien Loan bears interest								12.00%
Prime rate interest								5.75%
Interest not to exceed								15.00%
Aggregate principal amount	$ 25,000
Principal balance												$ 20,000
First Lien Loan [Member]
Debt (Details) [Line Items]
Bank for loan facility							$ 25,000